Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 24,156	$ 23,534
Long-term debt	24,815	24,514
Less: Deferred financing costs and debt discounts	(150)	(147)
Less: Current installments of long-term debt	(723)	(1,254)
Long-term debt less current portion and deferred financing costs and debt discounts	23,942	23,113
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(162)	(651)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 659	$ 980